Loan Credit Agreement with Related Party (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended		3 Months Ended	6 Months Ended	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended	6 Months Ended						0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Other Income [Member] Warrant [Member]	Jun. 30, 2014 Other Income [Member] Warrant [Member]	Sep. 06, 2013 Delayed Draw [Member]	Jun. 30, 2014 Delayed Draw [Member]	Jun. 30, 2014 Delayed Draw [Member]	Dec. 31, 2013 Delayed Draw [Member]	Dec. 31, 2013 Delayed Draw [Member] Due To Lender [Member]	Sep. 06, 2013 Delayed Draw [Member] Threshold For Loan Increase [Member]	Jun. 30, 2014 Delayed Draw [Member] Threshold For Loan Increase [Member]	Jun. 30, 2014 Delayed Draw [Member] Amount Available After Realizing Net Proceeds Of At Least 10 Million [Member]	Sep. 06, 2013 Delayed Draw [Member] Amount Available After Realizing Net Proceeds Of At Least 10 Million [Member]	Jun. 30, 2014 Delayed Draw [Member] Amount Available At Closing [Member]	Sep. 06, 2013 Delayed Draw [Member] Amount Available At Closing [Member]	Sep. 06, 2013 Loan Credit Agreement [Member]	Dec. 09, 2013 Loan Credit Agreement [Member] Delayed Draw [Member]	Jun. 30, 2014 Loan Credit Agreement [Member] Delayed Draw [Member]	Dec. 31, 2013 Loan Credit Agreement [Member] Delayed Draw [Member]
Note5LoanCreditAgreementwithRelatedPartyDetailsLineItems [Line Items]
Debt Instrument, Basis Spread on Variable Rate									6.50%	6.50%
Debt Instrument, Interest Rate at Period End								6.73%	6.73%	6.75%
Debt Instrument, Term									18 months
Line of Credit Facility, Maximum Borrowing Capacity							$ 30,000	$ 30,000	$ 30,000					$ 30,000	$ 30,000	$ 15,000	$ 15,000
Proceeds from Lines of Credit									6,000										5,000
Long-term Line of Credit, Noncurrent	11,000		5,000	0
Proceeds from Issuance or Sale of Equity												10,000	10,000
Line of Credit Facility, Expiration Period							4 years		4 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	347,222						1,000,000	1,000,000	1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	$ 0.43						$ 1.3875	$ 1.3875	$ 1.3875
Warrants and Rights Outstanding	316		292	0														292		316	292
Unrealized Gain (Loss) on Derivatives			(130)		66	24
Interest Expense, Debt								223	412	68	21
Amortization of Financing Costs	$ 71		$ 47					$ 36	$ 71	$ 47